Stock-based compensation - Narrative (Details)				3 Months Ended	12 Months Ended
	Apr. 17, 2023 shares $ / shares	Apr. 07, 2022 shares program $ / shares	Mar. 16, 2021 shares	Jun. 30, 2023 shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense associated with these stock options | $					$ 900,000	$ 1,200,000
Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, expiration period	5 years
Expiration period		5 years
Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted stock units (in shares)		754,115			1,285,100
2021 Incentive Award Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share based payment arrangements | program		2
Increase in number of shares reserved for issue (in shares)	980,000
Maximum shares may be issued (in shares)			1,085,900
Vesting period	4 years	4 years
Number of options granted (in shares)					620,675
2021 Incentive Award Plan | Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			4 years
2021 Incentive Award Plan | Option | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares)					442,789	107,074
Exercise price as percentage of the initial public offering price					125.00%
Initial public offering price (in dollars per share) | $ / shares					$ 20.00
Granted (in dollars per share) | $ / shares					$ 22.79	$ 17.39
2021 Incentive Award Plan | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum shares may be issued (in shares)						20,458
Vesting period		4 years
Number of shares granted (in shares)					754,115	628,324
Restricted stock units (in shares)					1,285,100	847,143	335,449
Expense associated with these stock options | $					$ 12,600,000	$ 9,100,000
The Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement (in shares)	2,660,303	594,403
Number of options granted (in shares)		107,074
Granted (in dollars per share) | $ / shares	$ 22.79	$ 17.39
The Plan | Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		4 years
Number of options granted (in shares)				99,480
The Plan | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)		607,866